NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(13,477,240)	(16,378,832)
Net loss attributable to ordinary shareholders	(13,477,240)	(16,378,832)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	58,891,864	70,773,769
Net Loss per share—basic and diluted	(0.23)	(0.23)

Schedule of potentially dilutive securities that are not included in the calculation of diluted net loss per share

	For the Six Months Ended June 30,
	2025	2026
Incremental shares on share options, share grant, RSU grant, Series A Preferred Shares and warrants	191,073	14,489,454